CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1)	3 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Operating activities
Net loss for the period	$ (4,056,434)	$ (3,372,074)
Items not affecting cash:
Depreciation	361	460
Share based compensation	207,236	413,192
Change in fair value of derivative liabilities	1,348,350	0
Change in fair value of mandatory convertible debentures	(70,500)	0
Change in fair value of warrant liabilities	488,132	0
Loss on settlement of accounts payable	8,377	0
Non-cash general and administrative	0	50,000
Accrued interest	12,740	0
Accretion expense	44,565	0
Changes in non-cash working capital items:
GST receivable	(9,898)	(6,914)
Prepaid expenses	3,708	152,913
Accounts payable and accrued liabilities	1,872,262	2,070,102
Net cash used in operating activities	(151,101)	(692,321)
Financing activities
Proceeds from convertible debentures	55,650	0
Proceeds from warrant exercise	86,237	176,113
Proceeds from issuance of mandatory convertible debentures	0	50,000
Net cash provided by financing activities	141,887	226,113
Effect of exchange rate changes on cash	1,493	(13,204)
Net increase (decrease) in cash	(7,721)	(479,412)
Cash, Beginning	21,106	489,971
Cash, Ending	13,385	10,559
Supplemental information:
Taxes paid	0	0
Interest paid	0	0
Fair value of warrants exercised	$ 303,492	$ 0